OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES
	As of March 31,
	2025	2026
	RMB	RMB
Advance from customers	45,411	34,709
Accrued payroll	11,065	9,536
VAT payable	3,490	3,239
Accrued Liabilities	-	2,632
Other payables	29,384	23,694
Total	89,350	73,810